UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-06071

DWS Institutional Funds

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 06/30

Date of reporting period:3/31/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of March 31, 2009 (Unaudited)

Daily Assets Fund Institutional

	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 22.8%
Bank of America NA, 2.35%, 5/5/2009	35,000,000	35,000,000
Bank of Nova Scotia, 0.7%, 4/23/2009	80,000,000	80,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.:
1.02%, 6/15/2009	110,000,000	110,000,000
1.05%, 5/14/2009	75,000,000	75,000,000
BNP Paribas:
0.81%, 4/27/2009	50,000,000	50,000,000
1.0%, 5/26/2009	90,000,000	90,000,000
1.0%, 8/10/2009	95,000,000	95,000,000
Calyon:
1.2%, 5/4/2009	35,000,000	35,000,000
1.76%, 4/1/2009	30,000,000	30,000,000
DnB NOR Bank ASA:

0.9%, 4/28/2009	70,000,000	70,000,000
1.57%, 4/22/2009	150,000,000	150,000,871
European Investment Bank, 4.0%, 3/3/2010	22,150,000	22,722,492
Kreditanstalt fuer Wiederaufbau, 4.5%, 9/21/2009	17,100,000	17,356,176
Mizuho Corporate Bank Ltd.:
0.95%, 5/11/2009	100,000,000	100,000,000
1.0%, 6/10/2009	48,000,000	48,000,000
Nordea Bank Finland PLC, 0.91%, 5/4/2009	24,000,000	24,000,219
Rabobank Nederland NV, 0.72%, 5/29/2009	25,000,000	25,000,000
Societe Generale, 1.0%, 4/27/2009	80,000,000	80,000,000
Toronto-Dominion Bank:
1.15%, 8/17/2009	75,000,000	75,014,281
2.0%, 5/12/2009	36,750,000	36,750,000
2.52%, 5/12/2009	25,000,000	25,000,553
US Bank NA, 0.6%, 5/26/2009	50,000,000	50,000,000
Westpac Banking Corp., 1.2%, 4/13/2009	25,000,000	25,000,000

Total Certificates of Deposit and Bank Notes (Cost $1,348,844,592)		1,348,844,592
Commercial Paper 48.9%
Issued at Discount **
Alpine Securitization, 144A, 0.72%, 4/7/2009	100,000,000	99,988,000
Antalis US Funding Corp.:
144A, 0.75%, 4/9/2009	50,000,000	49,991,667
144A, 1.1%, 6/18/2009	65,000,000	64,845,083
BP Capital Markets PLC:
0.76%, 10/13/2009	25,000,000	24,897,083
0.78%, 10/22/2009	60,000,000	59,734,800
Caisse D'Amortissement de la Dette Sociale:
0.5%, 4/30/2009	15,000,000	14,993,958
0.65%, 4/3/2009	51,000,000	50,998,158
0.82%, 8/27/2009	45,000,000	44,848,300
1.05%, 9/9/2009	28,000,000	27,868,517
CBA (Delaware) Finance, Inc., 0.69%, 4/17/2009	70,000,000	69,978,533
Citibank Omni Master Trust, 144A, 0.7%, 4/6/2009	90,000,000	89,991,250
Coca-Cola Co.:
0.52%, 7/6/2009	30,000,000	29,958,400
0.57%, 7/15/2009	23,700,000	23,660,599
0.65%, 8/12/2009	58,000,000	57,860,720
CVS Caremark Corp., 0.55%, 4/1/2009	40,000,000	40,000,000
Eli Lilly & Co., 0.75%, 10/5/2009	50,000,000	49,805,208
European Investment Bank:
0.85%, 6/11/2009	15,000,000	14,974,854
2.13%, 5/5/2009	35,000,000	34,929,592
Gotham Funding Corp.:
144A, 0.72%, 5/4/2009	25,000,000	24,983,500
144A, 0.8%, 5/22/2009	60,000,000	59,932,000
144A, 0.82%, 6/1/2009	30,000,000	29,958,317
Government of Canada:
0.5%, 7/7/2009	5,000,000	4,993,264
0.5%, 7/8/2009	16,000,000	15,978,222
0.85%, 11/19/2009	12,000,000	11,934,267
0.9%, 11/30/2009	25,000,000	24,848,125
Hewlett-Packard Co.:
0.39%, 4/20/2009	18,500,000	18,496,192
0.5%, 5/14/2009	50,000,000	49,970,139
Johnson & Johnson:

0.3%, 7/22/2009	20,000,000	19,981,333
0.45%, 8/3/2009	25,000,000	24,961,250
Kellogg Co.:
0.55%, 4/17/2009	10,000,000	9,997,556
0.65%, 4/3/2009	10,000,000	9,999,639
Kingdom of Denmark:
0.35%, 5/5/2009	17,500,000	17,494,215
0.75%, 4/22/2009	25,000,000	24,989,063
Kreditanstalt fuer Wiederaufbau:
144A, 0.48%, 5/5/2009	25,000,000	24,988,667
144A, 0.6%, 8/27/2009	30,000,000	29,926,000
144A, 0.75%, 9/3/2009	30,000,000	29,903,125
Liberty Street Funding LLC:
144A, 0.4%, 4/16/2009	20,000,000	19,996,667
144A, 0.43%, 4/27/2009	25,000,000	24,992,236
144A, 0.7%, 5/7/2009	40,000,000	39,972,000
144A, 0.75%, 5/19/2009	50,000,000	49,950,000
LMA Americas LLC:
144A, 0.6%, 4/27/2009	74,900,000	74,867,543
144A, 0.62%, 4/17/2009	30,000,000	29,991,733
Market Street Funding LLC, 144A, 0.8%, 5/13/2009	71,000,000	70,933,733
New York Life Capital Corp., 144A, 0.55%, 4/17/2009	3,000,000	2,999,267
Nieuw Amsterdam Receivables Corp., 144A, 0.62%, 4/17/2009	35,000,000	34,990,356
Nordea North America, Inc., 0.95%, 5/15/2009	95,000,000	94,889,695
Oesterreichische Kontrollbank AG, 0.32%, 5/11/2009	23,000,000	22,991,822
Pacific Gas & Electric Co.:
144A, 0.9%, 4/2/2009	15,000,000	14,999,625
144A, 1.1%, 4/14/2009	10,000,000	9,996,028
Pfizer, Inc.:
0.5%, 5/11/2009	25,000,000	24,986,111
1.15%, 4/6/2009	18,000,000	17,997,125
1.3%, 4/15/2009	14,000,000	13,992,922
Procter & Gamble International Funding SCA, 144A, 0.65%, 8/11/2009	35,000,000	34,916,583
Rabobank USA Financial Corp., 0.74%, 7/15/2009	50,000,000	49,892,083
Romulus Funding Corp., 144A, 0.75%, 4/1/2009	100,000,000	100,000,000
San Paolo IMI US Financial Co.:
0.7%, 4/6/2009	35,000,000	34,996,597
1.1%, 4/6/2009	26,500,000	26,495,951
Shell International Finance BV, 2.4%, 5/11/2009	20,000,000	19,946,667
Societe Generale North America, Inc.:
1.0%, 6/15/2009	12,000,000	11,975,000
1.01%, 5/4/2009	34,900,000	34,867,688
Starbird Funding Corp.:
144A, 0.8%, 6/29/2009	15,000,000	14,970,333
144A, 0.82%, 6/30/2009	10,000,000	9,979,500
144A, 0.85%, 4/13/2009	50,000,000	49,985,833
144A, 1.0%, 6/22/2009	45,000,000	44,897,500
144A, 1.27%, 6/17/2009	55,000,000	54,850,599
144A, 1.32%, 5/29/2009	44,000,000	43,906,427
144A, 1.38%, 6/12/2009	30,000,000	29,917,200
144A, 1.4%, 6/3/2009	25,000,000	24,938,750
Thunder Bay Funding LLC, 2.125%, 4/20/2009	130,000,000	129,854,201
Total Capital SA, 144A, 0.34%, 4/3/2009	32,000,000	31,999,396
Toyota Motor Credit Corp., 2.1%, 4/1/2009	35,000,000	35,000,000
Victory Receivables Corp.:
144A, 0.5%, 4/21/2009	29,990,000	29,981,670
144A, 0.7%, 4/23/2009	82,000,000	81,964,922

144A, 0.79%, 6/8/2009	75,000,000	74,888,083
144A, 0.8%, 5/22/2009	72,000,000	71,919,873
Wal-Mart Stores, Inc., 0.75%, 9/8/2009	20,000,000	19,933,333

Total Commercial Paper (Cost $2,893,284,648)		2,893,284,648
Short Term Notes* 9.6%
Abbey National Treasury Services PLC, 0.941%, 4/24/2009	20,000,000	20,000,000
ANZ National International Ltd., 144A, 1.512%, 4/10/2009	10,000,000	10,000,280
Australia & New Zealand Banking Group Ltd.:
144A, 1.491%, 7/2/2009	15,000,000	15,000,000
144A, 1.512%, 7/10/2009	12,500,000	12,500,000
Bank of Nova Scotia, 1.585%, 5/6/2009	50,000,000	50,000,000
BNP Paribas, 1.441%, 5/13/2009	15,000,000	15,000,000
Credit Agricole SA, 144A, 1.476%, 7/22/2009	35,000,000	35,000,000
Inter-American Development Bank, 1.252%, 2/19/2010	56,000,000	56,000,000
International Bank for Reconstruction & Development, 1.124%, 2/1/2010	65,500,000	65,496,741
Intesa Sanpaolo SpA, 1.056%, 5/13/2009	55,000,000	55,000,000
JPMorgan Chase & Co., 1.465%, 4/3/2009	35,000,000	34,999,990
Kreditanstalt fuer Wiederaufbau, 1.182%, 1/21/2010	46,000,000	46,000,000
Metropolitan Life Global Funding I, 144A, 1.647%, 5/11/2009	7,500,000	7,500,000
National Australia Bank Ltd., 1.631%, 4/7/2009	17,500,000	17,500,000
Procter & Gamble International Funding SCA:
1.422%, 7/6/2009	35,000,000	35,009,040
1.465%, 8/19/2009	17,500,000	17,513,172
Rabobank Nederland NV, 144A, 1.431%, 10/9/2009	27,500,000	27,500,000
Royal Bank of Canada, 144A, 0.956%, 7/15/2009	28,000,000	28,000,000
Svenska Handelsbanken AB, 144A, 1.509%, 5/26/2009	17,500,000	17,500,000

Total Short Term Notes (Cost $565,519,223)		565,519,223
Supranational 0.3%
International Bank for Reconstruction & Development, 0.42% **, 6/1/2009 (Cost $19,985,767)	20,000,000	19,985,767
Municipal Bonds and Notes 0.2%
Connecticut, State Health & Educational Revenue, Yale University, 0.762%, 6/5/2009 (Cost $14,130,839)	14,150,000	14,130,839
Government & Agency Obligations 12.5%
US Government Sponsored Agencies 9.9%
Federal Farm Credit Bank:
0.7% *, 3/26/2010	45,000,000	45,000,000
0.958% *, 4/1/2010	35,000,000	35,000,000
Federal Home Loan Bank:
0.408% *, 8/6/2009	40,000,000	39,970,325
0.45% *, 4/3/2009	38,000,000	38,000,000
0.66% *, 5/12/2009	20,000,000	20,004,184
0.797% **, 12/4/2009	24,000,000	23,868,267
0.84% *, 3/11/2010	55,700,000	55,693,160
Federal Home Loan Mortgage Corp.:
0.458% *, 10/8/2009	30,000,000	29,981,221
0.526% *, 9/18/2009	44,000,000	43,969,677
0.546% **, 8/3/2009	18,000,000	17,965,900
1.087% *, 9/25/2009	85,000,000	85,119,498
1.72% **, 5/27/2009	18,500,000	18,449,639
Federal National Mortgage Association:
0.495% **, 7/1/2009	28,000,000	27,964,611
0.816% **, 11/2/2009	30,000,000	29,853,083

1.233% **, 6/11/2009	34,000,000	33,916,181
1.721% **, 5/29/2009	18,500,000	18,447,840
1.884% **, 7/27/2009	22,000,000	21,864,150

		585,067,736
US Treasury Obligations 2.6%
US Treasury Bills:
0.3% **, 7/23/2009	27,000,000	26,974,575
0.345% **, 7/30/2009	25,000,000	24,971,250
0.4% **, 8/6/2009	20,000,000	19,971,778
0.48% **, 1/14/2010	42,500,000	42,336,800
0.5% **, 1/14/2010	25,000,000	24,900,000
0.99% **, 5/15/2009	18,500,000	18,477,615

		157,632,018

Total Government & Agency Obligations (Cost $742,699,754)		742,699,754
Time Deposit 1.7%
Societe Generale, 0.25%, 4/1/2009 (Cost $100,000,000)	100,000,000	100,000,000
Repurchase Agreements 4.6%
BNP Paribas, 0.13%, dated 3/31/2009, to be repurchased at $150,000,542 on 4/1/2009 (a)	150,000,000	150,000,000
The Goldman Sachs & Co., 0.17%, dated 3/31/2009, to be repurchased at $124,180,586 on 4/1/2009 (b)	124,180,000	124,180,000

Total Repurchase Agreements (Cost $274,180,000)		274,180,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $5,958,644,823) †	100.6	5,958,644,823
Other Assets and Liabilities, Net	(0.6)	(35,667,889)

Net Assets	100.0	5,922,976,934

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of March 31, 2009.

**		Annualized yield at time of purchase; not a coupon rate.
†		The cost for federal income tax purposes was $5,958,644,823.
(a)		Collateralized by $153,050,600 US Treasury Bill, maturing on 6/11/2009 with a value of $153,000,093.
(b)		Collateralized by $137,221,624 Federal National Mortgage Association - Principal Only, with various maturity dates of 1/1/2033-5/1/2037 with a value of $127,905,400.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements," establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by a money market fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund's investments.

Valuation Inputs	Investments in Securities
Level 1	$ -
Level 2	5,958,644,823
Level 3	-
Total	$ 5,958,644,823

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Daily Assets Fund Institutional, a series of DWS Institutional Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	May 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Daily Assets Fund Institutional, a series of DWS Institutional Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	May 20, 2009

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        May 20, 2009